Revenue (Details) - Schedule of trade receivables, unbilled receivables, contract assets and contract liabilities (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of trade receivables, unbilled receivables, contract assets and contract liabilities [Abstract]
Allowance for credit losses	$ 1,558	$ 543